Note 9 - Long-term Debt and Financing (Details Textual) $ in Millions			6 Months Ended		12 Months Ended
		Sep. 28, 2020 CAD ($) shares	Sep. 30, 2020 CAD ($)		Mar. 31, 2020 CAD ($)		Oct. 01, 2020 CAD ($)	Sep. 28, 2020 USD ($)	Sep. 28, 2020 CAD ($)	Sep. 27, 2020 USD ($)	Sep. 27, 2020 CAD ($)	Sep. 27, 2019 CAD ($)	Oct. 01, 2018	Apr. 18, 2018
Statement Line Items [Line Items]
Total borrowings			$ 499,993,000		$ 782,003,000
Borrowings, interest rate								8.50%	8.50%
Credit facility [member]
Statement Line Items [Line Items]
Total borrowings	[1]		206,296,000		236,389,000
Commitments, maximum asset dispositions before required reductions			500,000,000
Borrowings, reduction if required by covenants			30,000,000
Borrowings, covenants, maximum cumulative EBITDA			176,000,000
Borrowings, interest rate								5.25%	5.25%	3.75%	3.75%
Borrowings, letters of credit			69,109,000		72,500,000
Total borrowing costs incurred	[1]		$ 4,625,000		1,644,000
Credit facility [member] | London Interbank Offered Rate (LIBOR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis								5.25%	5.25%					3.75%
Credit facility [member] | Prime Rate [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis								4.25%	4.25%					2.75%
Credit facility [member] | Prime Rate [member] | Country of domicile [member]
Statement Line Items [Line Items]
Borrowings, interest rate			2.45%
Credit facility [member] | Prime Rate [member] | UNITED STATES
Statement Line Items [Line Items]
Borrowings, interest rate			3.25%
Credit facility [member] | Debt agreement recapitalization [member]
Statement Line Items [Line Items]
Total borrowings									$ 335,000,000		$ 335,000,000
HTC loan [member]
Statement Line Items [Line Items]
Total borrowings	[2]		$ 6,438,000		9,690,000
HTC loan [member] | Filter Group Inc [member]
Statement Line Items [Line Items]
Total borrowings			6,400,000
Borrowings, interest rate													8.99%
The $15 million 7.0% of subordinated notes [member]
Statement Line Items [Line Items]
Total borrowings			$ 15,000,000	[3]		[3]	$ 13,100,000		$ 15,000,000
Borrowings, interest rate			7.00%					7.00%	7.00%
Notional amount			$ 15,000,000						$ 15,000,000
Borrowings, term (Year)		6 years
Total borrowing costs incurred		$ 2,000,000	2,000,000	[3]		[3]
The 10.25% term loan [Member]
Statement Line Items [Line Items]
Total borrowings			$ 278,884,000	[4]		[4]		$ 205.9
Borrowings, interest rate			10.25%					10.25%	10.25%
Borrowings, interest rate, if paid in cash								9.75%	9.75%
Borrowings, prepayment penalty, percentage								5.00%	5.00%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares		786,982
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Total borrowings				[5]	$ 280,535,000	[5]				$ 207.0
Borrowings, interest rate			8.75%		8.75%			8.75%	8.75%	8.75%	8.75%
The $100 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Total borrowings	[6]				$ 90,187,000
Borrowings, interest rate			6.75%	[7]	6.75%	[7]		6.50%	6.50%
Notional amount			$ 100,000,000	[7]	$ 100,000,000	[7]			$ 100,000,000
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares		3,592,069
The $160 million 6.75% of convertible unsecured senior subordinated debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate								6.75%	6.75%
Notional amount									$ 160,000,000
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares		5,747,310
European-focused senior convertible unsecured 6.5% convertible bonds [member]
Statement Line Items [Line Items]
Total borrowings												$ 9,200,000
Borrowings, interest rate								6.50%	6.50%
Borrowings, conversion of convertible instruments, shares issued (in shares) | shares		35,737

[1]	As part of the Recapitalization, Just Energy extended the $335 million senior secured credit facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy's obligations under the $335 million senior secured credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, Filter Group, and German operations. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As at September 30, 2020, the Company was compliant with all of its covenants. The tables below show Just Energy's liquidity position and its scheduled mandatory commitment reductions. Senior secured credit facility as at September 30, 2020: Total commitments $ 335,000 Outstanding advances (206,296) Letters of credit outstanding (69,109) Remaining capacity $ 59,595 19 JUST ENERGY GROUP INC. NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS For the six months ended September 30, 2020 (unaudited in thousands of Canadian dollars, except where indicated and per share amounts) Scheduled mandatory commitment reductions1: March 31, 2021 $ 35,000 September 30, 2021 35,000 March 31, 2022 35,000 September 30, 2022 35,000 March 31, 2023 35,000 September 30, 2023 35,000 1In addition to the scheduled mandatory commitment reductions in the table above, Just Energy will be required to reduce the commitments for the sale of unrestricted subsidiaries and for asset dispositions in any fiscal year greater than $500,000. On November 30, 2021, the facility will also be reduced by the lesser of (a) $30 million less the aggregate of all commitment reductions made related to the after-tax proceeds from certain assets on or before November 30,2021, and (b) the cumulative EBITDA for the trailing five fiscal quarters measured at September 30, 2021 less $176.0 million. Prior to September 28, 2020, interest was payable on outstanding loans at rates that vary with Bankers' Acceptance rates, LIBOR, Canadian bank prime rate or U.S. prime rate. Under the terms of the operating credit facility, Just Energy was able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 3.750%. Prime rate advances were at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 2.750% and letters of credit were at a rate of 3.750%. Subsequent to the Recapitalization on September 28, 2020, under the terms of the senior secured credit facility, Just Energy is able to make use of Bankers' Acceptances and LIBOR advances at stamping fees of 5.25%. Prime rate advances are at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. Interest rates are adjusted quarterly based on certain financial performance indicators. As at September 30, 2020, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at September 30, 2020, $206.3 million has been drawn against the facility and total letters of credit outstanding as of September 30, 2020 amounted to $69.1 million (March 31, 2020- $72.5 million). As at September 30, 2020, Just Energy has $59.6 million of the facility remaining for future working capital and/or security requirements. Just Energy's obligations under the credit facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily, the Barbados and German operations.
[2]	Filter Group has a $6.4 million outstanding loan payable to Home Trust Company ("HTC"). The loan is a result of factoring receivables to finance the cost of rental equipment over a period of three to five years with HTC and bears interest at 8.99% per annum. Principal and interest are repayable monthly.
[3]	As part of the Recapitalization, Just Energy issued $15 million principal amount of 7.0% subordinated notes ("7.0% $15M subordinated notes") to holders of the subordinated convertible debentures, which has a six-year maturity. The 7.0% subordinated notes bear an annual interest rate of 7.0% payable in-kind semi-annually on March 15 and September 15. A $2.0 million fee related to the issuance of the notes was capitalized at inception to be amortized over the term of the agreement.
[4]	As part of the Recapitalization, Just Energy issued a US$205.9 million principal note (the "10.25% term loan) maturing on March 31, 2024. The note bears interest at 10.25% and payments will be capitalized into the note. The interest is capitalized on a semi-annual basis on September 30 and March 31. Upon achieving certain financial measures, the Company will pay either 50% or 100% of the interest in cash at a 9.75% rate on a semi-annual basis. Certain senior debt to EBITDA ratios have been established as well as minimum EBITDA requirements for a trailing four quarter period. Voluntary prepayments are allowed within the agreement subject to a prepayment penalty of 5.0%. The outstanding balance at time of maturity will be amortized as interest expense over the term of the agreement. The conversion feature of the 6.75% $100 million convertible debentures has been accounted for as a separate component of shareholders' deficit in the amount of $9.7 million. Upon initial recognition of the convertible debentures, Just Energy recorded a deferred income tax liability of $2.6 million and reduced the equity component of the convertible debentures by this amount. The remainder of the net proceeds of the 6.75% $100 million convertible debentures has been recorded as long-term debt, which is being accreted up to the face value of $100 million over the term of the 6.75% $100 million convertible debentures using an effective interest rate of 10.7%. If the 6.75% $100 million convertible debentures are converted into common shares, the value of the conversion will be reclassified to share capital along with the principal amount converted. No amounts of the 6.75% $100 million convertible debentures have been converted or redeemed as at June 30, 2020.
[5]	On September 28, 2020, the 8.75% loan was exchanged into the 10.25% term loan and 786,982 common shares as part of the Recapitalization transaction described in Note 12(c). Prior to the Recapitalization transaction on September 27, 2020, US$207.0 million was outstanding on the 8.75% loan plus accrued interest.
[6]	As part of the Recapitalization described in Note 12(c), the 6.5% $100 million convertible debentures were exchanged for 3,592,069 common shares along with it's pro-rata share of the $15 million subordinated note and the payment of accrued interest.
[7]	As part of the Recapitalization described in Note 12(c), the 6.5% $100 million convertible debentures were exchanged for 3,592,069 common shares along with it's pro-rata share of the $15 million subordinated note and the payment of accrued interest.